Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Details of Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	2,155,366	$0.09			6,162
Share awards granted	1,206,958	$0.07	$6.39		$7,711
Forfeited	(670,056)	$0.09
Vested deferred share awards	(636,284)	$0.10			$3,283
Outstanding as of December 31, 2010	2,055,984	$0.08		1.22	$13,850
Share awards granted	1,768,299	$0.08	$11.17		$19,756
Forfeited or failed to vest	(364,383)	$0.08
Vested deferred share awards	(1,454,455)	$0.08			$24,347
Outstanding as of December 31, 2011	2,005,445	$0.08		1.80	$13,287
Share awards granted	3,843,987	$0.08	$9.98		$38,356
Forfeited or failed to vest	(728,976)	$0.08
Vested deferred share awards	(1,301,510)	$0.08			$10,576
Outstanding as of December 31, 2012	3,818,946	$0.08		1.72	$16,880

Schedule of Details of Share Option Activity
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	970,183	$2.65		6.16	$565
Share options granted	3,035,587	$5.47	$3.45
Forfeited share options	(507,955)	$3.24
Exercised options	(4,995)	$2.66			$43
Outstanding as of December 31, 2010	3,492,820	$5.01		8.90	$10,140
Share options granted	1,822,812	$11.17	$6.40
Forfeited share options	(519,533)	$6.48
Exercised options	(113,402)	$3.69			$1,034
Outstanding as of December 31, 2011	4,682,697	$7.17		8.49	$6,028
Share options granted	1,256,823	$10.33	$5.73
Forfeited share options	(648,388)	$9.10
Exercised options	(397,341)	$3.48			$2,671
Outstanding as of December 31, 2012	4,893,791	$8.03		7.81	$265

Schedule of Outstanding and Exercisable Options
The following table summarizes information regarding our outstanding and exercisable options as of December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	144,654	$2.67	3.5	97,882	$2.71
$4.95 - $4.95	2,004,743	$4.95	7.3	1,115,420	$4.95
$6.26 - $9.45	966,088	$8.17	8.4	340,997	$8.58
$9.46 - $11.95	877,328	$10.74	9.0	34,833	$10.04
$12.10 - $15.46	816,449	$12.47	7.9	227,201	$12.42
$15.58 - $18.47	84,529	$17.26	8.5	21,135	$17.26
	4,893,791	$8.03	7.8	1,837,468	$6.67	$175,496

Schedule of Assumptions Used to Estimate Fair Value of Share Options
The fair value of our share options was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Share Options Valuation Assumptions
Expected volatility	60%	60%	60%
Expected life in years	6.21	6.25	6.25
Risk free rate	0.67% - 1.15%	1.1% - 2.5%	2.5%
Expected dividends	—	—	—

Schedule of Share-Based Payment Expense
During 2012, 2011 and 2010 we recognized total share-based payment expense under equity incentive plans as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Datacenter and direct project costs	$3,132	$3,549	$443
General and administrative expenses	10,912	11,735	2,613
Sales and marketing expenses	8,209	8,288	2,231
Research and development expenses	5,203	4,055	985
	$27,456	$27,627	$6,272